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                                                       hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
              (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENT LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--




AIMinvestments.com                  APG-QTR-1   7/06        A I M Advisors, Inc.

AIM ASIA PACIFIC GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)



                                                                                      SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--90.62%

AUSTRALIA--13.08%

Australia and New Zealand Banking Group Ltd. (Diversified Banks) (a)                 178,000         $      3,438,421
----------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals & Mining) (a)                                  315,700                6,664,998
----------------------------------------------------------------------------------------------------------------------
Bradken Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)                      867,625                3,592,378
----------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified Commercial & Professional
  Services) (a)(b)                                                                   668,800                5,556,893
----------------------------------------------------------------------------------------------------------------------
Computershare Ltd. (Data Processing & Outsourced Services) (b)                       589,000                3,547,385
----------------------------------------------------------------------------------------------------------------------
CSL Ltd. (Biotechnology) (a)                                                         144,100                5,814,447
----------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty Insurance) (a)                         225,000                3,798,387
----------------------------------------------------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care Facilities) (a)(b)                              369,700                2,609,424
----------------------------------------------------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking) (a)                                                    213,300                2,329,919
----------------------------------------------------------------------------------------------------------------------
Woolworths Ltd. (Food Retail) (a)                                                    185,000                2,697,878
----------------------------------------------------------------------------------------------------------------------
Zinifex Ltd. (Diversified Metals & Mining) (a)                                       604,000                4,937,873
======================================================================================================================
                                                                                                           44,988,003
======================================================================================================================
CHINA--9.04%

China Flavors & Fragrances (Personal Products) (c)                                 4,376,000                1,914,827
----------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd. (Packaged Foods & Meats) (a)                          1,455,000                1,759,412
----------------------------------------------------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec)-Class H (Integrated
  Oil & Gas) (a)                                                                   2,970,000                1,698,461
----------------------------------------------------------------------------------------------------------------------
FU JI Food & Catering Services (Restaurants)                                       1,794,000                3,204,684
----------------------------------------------------------------------------------------------------------------------
Longcheer Holdings Ltd. (Integrated Telecommunication Services)
  (a)                                                                              4,501,000                2,171,152
----------------------------------------------------------------------------------------------------------------------
NetEase.com Inc. -ADR (Internet Software & Services) (b)(c)                           91,900                1,589,870
----------------------------------------------------------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts & Equipment)                               2,572,000                  950,006
----------------------------------------------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd. -Class H (Life &
  Health Insurance) (a)                                                            2,172,000                7,275,949
----------------------------------------------------------------------------------------------------------------------
SIM Technology Group Ltd. (Communications Equipment) (a)                           4,908,000                2,209,443
----------------------------------------------------------------------------------------------------------------------
Xiamen International Port Co. Ltd. (Marine Ports & Services)
  (a)(c)                                                                           9,574,000                1,935,620
----------------------------------------------------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts & Equipment) (a)                          7,310,000                2,520,633
----------------------------------------------------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd. (Packaged Foods & Meats) (a)                        3,926,000                2,387,863
----------------------------------------------------------------------------------------------------------------------


                                                                                       SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------
CHINA--(CONTINUED)

Yantai North Andre Juice Co. Ltd. -Class H (Packaged Foods &
  Meats) (a)                                                                      19,575,000            $   1,462,194
======================================================================================================================
                                                                                                           31,080,114
======================================================================================================================
HONG KONG--18.26%

AAC Acoustic Technology Holdings Inc. (Communications Equipment) (a)(c)            1,621,400                1,564,341
----------------------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd. (Semiconductor Equipment) (a)                            322,000                1,619,098
----------------------------------------------------------------------------------------------------------------------
Champion REIT (Office REIT's)  (Acquired 05/16/06; Cost
  $1,993,400)(c)(d)                                                                3,000,000                1,474,885
----------------------------------------------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd. (Real Estate Management &
  Development) (a)                                                                   636,000                6,889,773
----------------------------------------------------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods & Meats) (a)                           4,158,000                3,292,964
----------------------------------------------------------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged Foods & Meats)  (Acquired
  09/23/2005; Cost $1,047,054)(a)(d)                                               2,174,181                1,721,861
----------------------------------------------------------------------------------------------------------------------
CNOOC Ltd. -ADR (Oil & Gas Exploration & Production) (b)                              41,700                3,580,362
----------------------------------------------------------------------------------------------------------------------
Dickson Concepts (International) Ltd. (Apparel Retail)                             2,604,000                2,905,584
----------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail) (a)                                            841,500                6,405,144
----------------------------------------------------------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal Products) (a)                        2,728,000                4,236,412
----------------------------------------------------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways & Railtracks) (a)                                 1,414,000                4,029,890
----------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates) (a)                                540,000                4,924,477
----------------------------------------------------------------------------------------------------------------------
Lee & Man Paper Manufacturing Ltd. (Paper Products) (a)                            2,778,000                4,262,591
----------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd. (Distributors) (a)                                                  1,170,200                2,453,912
----------------------------------------------------------------------------------------------------------------------
Paliburg Holdings Ltd. (Hotels, Resorts & Cruise Lines) (a)                       79,868,000                3,136,453
----------------------------------------------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd. (Hotels, Resorts &
  Cruise Lines) (a)                                                               49,680,000                3,770,617
----------------------------------------------------------------------------------------------------------------------
Top Form International Ltd. (Apparel, Accessories & Luxury Goods)                 10,920,000                1,939,435
----------------------------------------------------------------------------------------------------------------------
Vision Grande Group Holdings Ltd. (Paper Packaging)                                2,474,000                2,343,424
----------------------------------------------------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks) (a)                                          246,000                2,256,608
======================================================================================================================
                                                                                                           62,807,831
======================================================================================================================
INDIA--4.86%

Aztec Software and Technology Services Ltd. (IT Consulting &
  Other Services) (a)                                                                504,668                1,397,772
----------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage
  Finance)                                                                            99,300                2,510,944
----------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting & Other Services) (a)                       159,056                5,693,999
----------------------------------------------------------------------------------------------------------------------

AIM ASIA PACIFIC GROWTH FUND


                                                                                     SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------
INDIA--(CONTINUED)

Maruti Udyog Ltd. (Automobile Manufacturers)                                         277,800         $      4,700,450
----------------------------------------------------------------------------------------------------------------------
Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)                  152,000                2,416,874
======================================================================================================================
                                                                                                           16,720,039
======================================================================================================================
INDONESIA--4.39%

PT Astra International Tbk (Automobile Manufacturers) (a)                          2,424,000                2,564,724
----------------------------------------------------------------------------------------------------------------------
PT Bank Rakyat Indonesia (Diversified Banks) (a)                                   6,080,500                2,864,672
----------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia -Series B (Integrated
  Telecommunication Services) (a)                                                  7,091,500                5,869,203
----------------------------------------------------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm Machinery & Heavy
  Trucks) (a)                                                                      6,166,000                3,805,310
======================================================================================================================
                                                                                                           15,103,909
======================================================================================================================
MALAYSIA--2.13%

Public Bank Berhad (Diversified Banks) (a)                                         1,803,900                3,279,562
----------------------------------------------------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management & Development)                             3,998,100                4,044,558
======================================================================================================================
                                                                                                            7,324,120
======================================================================================================================
PHILIPPINES--1.70%

Philippine Long Distance Telephone Co. (Integrated
  Telecommunication Services) (a)                                                    148,000                5,857,099
======================================================================================================================
SINGAPORE--5.31%

Citiraya Industries Ltd. (Environmental & Facilities Services) (c)(e)(f)           2,178,000                        0
----------------------------------------------------------------------------------------------------------------------
Ezra holdings Pte Ltd. (Oil & Gas Equipment & Services)                            4,674,000                7,400,970
----------------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates) (a)                                     683,000                6,616,481
----------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks) (a)                                    374,000                3,694,450
----------------------------------------------------------------------------------------------------------------------
United Test and Assembly Center Ltd. (Semiconductor Equipment) (a)(c)              1,222,000                  533,723
======================================================================================================================
                                                                                                           18,245,624
======================================================================================================================
SOUTH KOREA--21.70%

Cheil Communications Inc. (Advertising) (a)                                           13,700                2,749,369
----------------------------------------------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats) (a)                                                 34,660                3,497,764
----------------------------------------------------------------------------------------------------------------------
Core Logic Inc. (Semiconductors) (a)                                                  33,090                  992,498
----------------------------------------------------------------------------------------------------------------------
Daegu Bank (Regional Banks) (a)                                                      328,000                5,909,783
----------------------------------------------------------------------------------------------------------------------
Daesang Corp. (Packaged Foods & Meats) (a)(c)                                        269,600                3,880,005
----------------------------------------------------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks) (a)                                                57,320                1,802,747
----------------------------------------------------------------------------------------------------------------------
Gravity Co. Ltd. -ADR (Home Entertainment Software)                                  257,646                1,636,052
----------------------------------------------------------------------------------------------------------------------
Hana Financial Group Inc. (Diversified Banks)                                        117,157                5,234,492
----------------------------------------------------------------------------------------------------------------------
Hynix Semiconductor Inc. (Semiconductors) (a)(c)                                      60,000                2,034,317
----------------------------------------------------------------------------------------------------------------------


                                                                                       SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------
SOUTH KOREA--(CONTINUED)

Hyundai Department Store Co., Ltd. (Department Stores)                                81,790         $      5,939,339
----------------------------------------------------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction & Farm Machinery &
  Heavy Trucks) (a)                                                                   37,590                3,528,605
----------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers) (a)                                      59,000                4,507,371
----------------------------------------------------------------------------------------------------------------------
Joongang Construction Co., Ltd. (Construction & Engineering) (a)                     135,860                1,814,782
----------------------------------------------------------------------------------------------------------------------
Kookmin Bank (Diversified Banks) (a)                                                  61,330                5,307,825
----------------------------------------------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd. (Packaged Foods & Meats) (a)                             2,960                3,790,942
----------------------------------------------------------------------------------------------------------------------
NHN Corp. (Internet Software & Services) (c)                                          21,600                2,400,251
----------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Semiconductors) (a)                                    10,150                6,440,319
----------------------------------------------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super Centers) (a)                                 4,100                2,022,182
----------------------------------------------------------------------------------------------------------------------
STX Shipbuilding Co., Ltd. (Construction & Farm Machinery & Heavy
  Trucks) (a)                                                                        225,260                2,846,981
----------------------------------------------------------------------------------------------------------------------
Taegu Department Store Co., Ltd. (Department Stores)                                 165,880                2,777,106
----------------------------------------------------------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity Chemicals) (a)                                  159,850                2,259,222
----------------------------------------------------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares & Specialties) (a)                              145,500                3,252,433
======================================================================================================================
                                                                                                           74,624,385
======================================================================================================================
TAIWAN--6.28%

Catcher Technology Co., Ltd. (Computer Storage & Peripherals) (a)                    346,819                3,543,460
----------------------------------------------------------------------------------------------------------------------
Delta Electronics Inc. (Electronic Equipment Manufacturers) (a)                      525,000                1,408,218
----------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Electronic Manufacturing
  Services) (a)                                                                      909,734                5,360,763
----------------------------------------------------------------------------------------------------------------------
Hung Poo Real Estate Development Corp. (Real Estate Management &
  Development) (a) (c)                                                             2,581,000                2,541,985
----------------------------------------------------------------------------------------------------------------------
MediaTek Inc. (Semiconductors) (a)                                                   587,000                5,328,214
----------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors) (a)                   1,056,678                1,765,479
----------------------------------------------------------------------------------------------------------------------
Wistron Corp. (Computer Hardware)                                                  1,592,542                1,667,914
======================================================================================================================
                                                                                                           21,616,033
======================================================================================================================
THAILAND--3.87%

Kasikornbank PCL (Diversified Banks)                                               3,439,000                5,814,954
----------------------------------------------------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks) (a)                                   3,340,000                5,073,504
----------------------------------------------------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining & Marketing) (a)                                  1,413,000                2,424,684
======================================================================================================================
                                                                                                           13,313,142
======================================================================================================================
    Total Foreign Common Stocks & Other Equity Interests
      (Cost $236,321,108)                                                                                 311,680,299
======================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM ASIA PACIFIC GROWTH FUND



                                                                                      SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--5.70%

Liquid Assets
  Portfolio-Institutional
  Class (g)                                                                        9,795,513          $     9,795,513
-----------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-Institutional
  Class (g)                                                                        9,795,513                9,795,513
======================================================================================================================
    Total Money Market Funds
      (Cost $19,591,026)                                                                                   19,591,026
======================================================================================================================
Total Investments (excluding investments purchased with cash collateral from securities loaned)--96.32%
  (Cost $255,912,134)                                                                                     331,271,325
======================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--2.73%

Liquid Assets
  Portfolio-Institutional
  Class (g)(h)                                                                     4,699,352                4,699,352
======================================================================================================================
STIC Prime
  Portfolio-Institutional
  Class (g)(h)                                                                     4,699,352                4,699,352
======================================================================================================================
    Total Money Market Funds (purchased with cash collateral from securities loaned)
      (Cost $9,398,704)                                                                                     9,398,704
======================================================================================================================
TOTAL INVESTMENTS--99.05%
  (Cost $265,310,838)                                                                                     340,670,029
======================================================================================================================
OTHER ASSETS LESS LIABILITIES--0.95%                                                                        3,259,398
======================================================================================================================
NET ASSETS--100.00%                                                                                   $   343,929,427
======================================================================================================================

Investment Abbreviations:

REIT      --Real Estate Investment Trust

ADR       --American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $244,102,807, which represented 70.97% of the Fund's Net Assets. See Note 1A.

(b)   All or a portion of this security was out on loan at July 31, 2006.

(c)   Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $3,196,746, which represented 0.93% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at July 31, 2006 represented 0.00% of the Fund's Net Assets.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2006 represented 0.00% of the Fund's Net Assets. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

AIM ASIA PACIFIC GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM ASIA PACIFIC GROWTH FUND

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of

AIM ASIA PACIFIC GROWTH FUND

     Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                              CHANGE IN
                                                              UNREALIZED                           REALIZED
                    VALUE      PURCHASES       PROCEEDS      APPRECIATION     VALUE     DIVIDEND     GAIN
FUND              10/31/05      AT COST       FROM SALES    (DEPRECIATION)   07/31/06    INCOME     (LOSS)
-----------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $ 6,845,216   $ 53,175,630   $ (50,225,333)  $       --    $ 9,795,513  $348,631  $      --
-----------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                    --     14,971,196      (5,175,683)          --      9,795,513    42,223         --
-----------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class             6,845,216     48,337,977     (55,183,193)          --             --   308,199         --
===========================================================================================================
   SUBTOTAL     $13,690,432   $116,484,803   $(110,584,209)   $      --    $19,591,026  $699,053   $     --
___________________________________________________________________________________________________________
===========================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                            CHANGE IN
                                                            UNREALIZED                            REALIZED
                   VALUE      PURCHASES      PROCEEDS      APPRECIATION     VALUE     DIVIDEND      GAIN
FUND             10/31/05      AT COST      FROM SALES    (DEPRECIATION)  07/31/06    INCOME*      (LOSS)
-----------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $ 4,073,251  $ 24,080,302  $ (23,454,201)   $       --  $ 4,699,352    $ 58,709  $       --
-----------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class             4,073,250    24,071,476    (23,445,374)           --    4,699,352      59,038          --
===========================================================================================================
   SUBTOTAL     $ 8,146,501  $ 48,151,778  $ (46,899,575)   $       --  $ 9,398,704    $117,747  $       --
===========================================================================================================
   TOTAL        $21,836,933  $164,636,581  $(157,483,784)   $       --  $28,989,730    $816,800  $       --
___________________________________________________________________________________________________________
===========================================================================================================

* Net of compensation to counterparties.

AIM ASIA PACIFIC GROWTH FUND


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

         At July 31, 2006, securities with an aggregate value of $9,038,029 were on loan to brokers. The loans were secured by cash collateral of $9,398,704 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $117,747 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $192,806,429 and $139,738,564, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $ 85,275,136
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (10,191,455)
========================================================================================
Net unrealized appreciation of investment securities                      $ 75,083,681
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $265,586,348.


                            AIM EUROPEAN GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2006

                                                     (AIM INVESTMENTS(R) LOGO)
                                                   Your goals. Our solutions.(R)

AIMinvestments.com   EGR-QTR-1 7/06   A I M Advisors, Inc.

AIM EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN STOCKS & OTHER EQUITY
   INTERESTS-91.63%
BELGIUM-3.61%
Colruyt S.A. (Food Retail)                               68,300   $   11,131,771
InBev N.V. (Brewers) (a)                                294,000       15,442,801
KBC Groep N.V. (Diversified Banks)                      145,455       15,847,859
                                                                  --------------
                                                                      42,422,431
                                                                  --------------
DENMARK-0.95%
DSV A.S. (Trucking)                                      69,200       11,123,555
                                                                  --------------
FRANCE-12.51%
Axa (Multi-Line Insurance) (a)                          290,730       10,036,401
BNP Paribas (Diversified Banks)                         228,401       22,230,329
Capgemini S.A. (IT Consulting & Other Services)
   (a)                                                  191,905       10,326,656
Eiffage S.A. (Construction & Engineering) (a)(b)        114,746        9,769,189
Euler Hermes S.A. (Property & Casualty Insurance)        63,700        7,160,033
Neopost S.A. (Office Electronics) (b)                   104,800       11,411,654
Pernod Ricard S.A. (Distillers & Vintners) (a)(b)        28,823        6,003,442
Sanofi-Aventis (Pharmaceuticals) (a)                    142,422       13,551,825
Societe Generale (Diversified Banks) (a)                 67,790       10,123,257
Total S.A. (Integrated Oil & Gas) (a)                   286,292       19,529,808
Veolia Environnement (Multi-Utilities) (b)              129,200        7,016,955
Vinci S.A. (Construction & Engineering) (a)             196,000       19,933,350
                                                                  --------------
                                                                     147,092,899
                                                                  --------------
GERMANY-9.17%
Bayer A.G. (Diversified Chemicals)                      187,500        9,237,274
Celesio A.G. (Health Care Distributors) (a)             178,400        8,341,705
Commerzbank A.G. (Diversified Banks)                    393,690       13,798,485
Continental A.G. (Tires & Rubber)                        96,625        9,873,529
Deutsche Boerse A.G. (Specialized Finance)               92,500       13,132,400
MAN A.G. (Industrial Machinery)                         190,850       13,795,097
Merck KGaA (Pharmaceuticals)                             88,568        8,079,595
Puma A.G. Rudolf Dassler Sport (Footwear) (a)            72,448       26,282,031
Siemens A.G. (Industrial Conglomerates) (a)              66,590        5,369,973
                                                                  --------------
                                                                     107,910,089
                                                                  --------------
GREECE-6.43%
EFG Eurobank Ergasias (Diversified Banks)               182,040        5,138,685
Germanos S.A. (Computer & Electronics Retail) (c)       459,390       11,078,385
Intralot S.A. (Casinos & Gaming) (a)                    495,100       12,484,120

                                                       SHARES          VALUE
                                                     ----------   --------------
GREECE-(CONTINUED)
OPAP S.A. (Casinos & Gaming)                            372,600   $   13,525,703
OPAP S.A. (Casinos & Gaming) (Acquired 07/14/03;
   Cost $1,109,094)(d)                                  104,000        3,775,290
Piraeus Bank S.A. (Diversified Banks) (a)               473,375       11,848,421
Titan Cement Co. S.A. (Construction Materials) (a)      364,300       17,837,541
                                                                  --------------
                                                                      75,688,145
                                                                  --------------
HUNGARY-1.89%
MOL Hungarian Oil and Gas Nyrt. (Integrated Oil
   & Gas)                                                58,473        6,490,292
OTP Bank Nyrt. (Diversified Banks)                      526,600       15,696,422
                                                                  --------------
                                                                      22,186,714
                                                                  --------------
IRELAND-4.69%
Anglo Irish Bank Corp. PLC (Diversified Banks) (a)    1,842,974       26,905,048
CRH PLC (Construction Materials) (a)                    266,341        8,580,680
FBD Holdings PLC (Multi-Line Insurance) (a)             126,600        5,940,350
IAWS Group PLC (Packaged Foods & Meats)                 373,500        6,917,537
Independent News & Media PLC (Publishing)             2,289,800        6,785,447
                                                                  --------------
                                                                      55,129,062
                                                                  --------------
ITALY-3.33%
Davide Campari-Milano S.p.A. (Distillers &
   Vintners) (a)                                      1,264,000       12,395,609
Eni S.p.A. (Integrated Oil & Gas) (a)                   634,414       19,470,122
Lottomatica S.p.A. (Casinos & Gaming) (a)(b)            195,000        7,260,143
                                                                  --------------
                                                                      39,125,874
                                                                  --------------
NETHERLANDS-6.89%
Aalberts Industries N.V. (Industrial Machinery)         252,436       18,233,784
Heineken Holding N.V. (Brewers) (a)                     150,400        6,063,287
ING Groep N.V. (Other Diversified Financial
   Services) (a)                                        275,621       11,192,512
Koninklijke BAM Groep N.V. (Construction &
   Engineering)                                         796,230       16,221,542
Nutreco Holding N.V. (Agricultural Products)
   (a)(b)                                               177,617       11,041,623
USG People N.V. (Human Resource & Employment
   Services) (a)                                        260,160       18,240,309
                                                                  --------------
                                                                      80,993,057
                                                                  --------------
NORWAY-5.55%
Cermaq A.S.A. (Packaged Foods & Meats) (a)              642,900        8,968,350

AIM EUROPEAN GROWTH FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
NORWAY-(CONTINUED)
Pan Fish A.S.A. (Packaged Foods & Meats) (a)(b)(c)    5,318,100   $    5,868,702
Pan Fish A.S.A. (Packaged Foods & Meats)
   (Acquired 03/07/06; Cost $6,058,660)(a)(b)(d)      9,215,000       10,169,063
Petrojarl A.S.A. (Oil & Gas Drilling) (b)(c)            419,410        2,671,249
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)(c)                         419,410       22,828,302
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
   Equipment & Services) (b)(c)                         836,000       14,805,476
                                                                  --------------
                                                                      65,311,142
                                                                  --------------
RUSSIA-1.52%
LUKOIL -ADR (Integrated Oil & Gas) (a)                   89,000        7,780,554
OAO Vimpel-Communications -ADR (Wireless
   Telecommunication Services) (c)                      210,400       10,141,280
                                                                  --------------
                                                                      17,921,834
                                                                  --------------
SPAIN-2.99%
Banco Santander Central Hispano S.A. (Diversified
   Banks) (a)                                           597,300        9,054,627
Corporacion Mapfre S.A. (Multi-Line Insurance)          587,163       11,542,243
Industria de Diseno Textil, S.A. (Apparel Retail)
   (a)                                                  334,813       14,552,049
                                                                  --------------
                                                                      35,148,919
                                                                  --------------
SWEDEN-1.51%
Atlas Copco A.B. -Class A (Industrial Machinery)
   (a)                                                  343,330        8,564,248
Swedish Match A.B. (Tobacco)                            556,500        9,187,118
                                                                  --------------
                                                                      17,751,366
                                                                  --------------
SWITZERLAND-8.40%
Compagnie Financiere Richemont A.G. -Class A
   (Apparel, Accessories & Luxury Goods) (a)(e)         354,630       16,009,501
Credit Suisse Group (Diversified Capital Markets)       137,980        7,730,019
Nestle S.A. (Packaged Foods & Meats) (a)                 34,352       11,262,254
Rieter Holding A.G. (Auto Parts & Equipment) (a)         25,639        9,714,261
Roche Holding A.G. (Pharmaceuticals) (a)                119,600       21,290,234
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)(c)                                    136,500       19,664,492
UBS A.G. (Diversified Capital Markets) (a)              240,280       13,087,063
                                                                  --------------
                                                                      98,757,824
                                                                  --------------
TURKEY-2.00%
Akbank T.A.S. (Diversified Banks) (a)                 2,323,478       11,179,929
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas
   Refining & Marketing)                                656,918       12,381,861
                                                                  --------------
                                                                      23,561,790
                                                                  --------------
UNITED KINGDOM-20.19%
Aviva PLC (Multi-Line Insurance) (a)                    568,000        7,624,614
Balfour Beatty PLC (Construction & Engineering)       1,766,700       11,822,634

                                                       SHARES          VALUE
                                                     ----------   --------------
UNITED KINGDOM-(CONTINUED)
British Energy Group PLC (Electric Utilities)
   (a)(c)                                               952,000   $   13,061,643
Bunzl PLC (Trading Companies & Distributors)            887,988       10,350,395
Capita Group PLC (Human Resource & Employment
   Services) (a)                                      1,409,600       13,773,693
Enterprise Inns PLC (Restaurants) (a)                   907,580       16,486,626
Filtrona PLC (Commodity Chemicals) (a)                1,101,418        5,847,456
GlaxoSmithKline PLC (Pharmaceuticals)                   348,996        9,654,744
Homeserve PLC (Diversified Commercial &
   Professional Services)                               276,000        8,413,844
Imperial Tobacco Group PLC (Tobacco)                    583,580       19,076,720
Inchcape PLC (Distributors) (a)                       1,371,180       12,156,247
Informa PLC (Publishing)                              1,713,866       13,958,174
International Power PLC (Independent Power
   Producers & Energy Traders) (a)                    2,078,000       11,439,348
MITIE Group PLC (Diversified Commercial &
   Professional Services) (a)                         1,710,000        6,147,207
Punch Taverns PLC (Restaurants) (a)                     524,640        8,630,100
Reckitt Benckiser PLC (Household Products)              257,245       10,321,587
Shire PLC (Pharmaceuticals)                           1,105,300       17,828,211
Tesco PLC (Food Retail) (a)                           1,308,319        8,789,621
Ultra Electronics Holdings PLC (Aerospace &
   Defense)                                             547,110       10,311,719
Vedanta Resources PLC (Diversified Metals &
   Mining)                                              491,300       12,113,955
WPP Group PLC (Advertising)                             821,679        9,723,308
                                                                  --------------
                                                                     237,531,846
                                                                  --------------
   Total Foreign Stocks & Other Equity Interests
      (Cost $649,279,546)                                          1,077,656,547
                                                                  --------------
PREFERRED STOCKS-2.11%
GERMANY-2.11%
Porsche A.G. -Pfd. (Automobile Manufacturers)            13,566       13,290,463
Henkel KGaA -Pfd. (Household Products)(a)                96,900       11,516,975
                                                                  --------------
   Total Preferred Stocks
      (Cost $19,850,640)                                              24,807,438
                                                                  --------------
MONEY MARKET FUNDS-5.13%
Liquid Assets Portfolio-Institutional Class (f)      30,196,200       30,196,200
Premier Portfolio-Institutional Class (f)            30,196,200       30,196,200
                                                                  --------------
   Total Money Market Funds
      (Cost $60,392,400)                                              60,392,400
                                                                  --------------
Total Investments (excluding investments purchased
   with cash collateral from securities
   loaned)-98.87%
   (Cost $729,522,586)                                             1,162,856,385
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM EUROPEAN GROWTH FUND

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.80%
Liquid Assets Portfolio-Institutional Class (f)(g)   44,705,673   $   44,705,673
                                                                  --------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $44,705,673)                                              44,705,673
                                                                  --------------
TOTAL INVESTMENTS-102.67%
   (Cost $774,228,259)                                             1,207,562,058
OTHER ASSETS LESS LIABILITIES-(2.67)%                                (31,397,942)
                                                                  --------------
NET ASSETS-100.00%                                                $1,176,164,116
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $629,437,362, which represented 53.52% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at July 31, 2006.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $13,944,353, which represented 1.19% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM EUROPEAN GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM EUROPEAN GROWTH FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM EUROPEAN GROWTH FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                                                                       UNREALIZED                             REALIZED
                              VALUE       PURCHASES      PROCEEDS     APPRECIATION      VALUE      DIVIDEND     GAIN
FUND                         10/31/05      AT COST      FROM SALES   (DEPRECIATION)    07/31/06     INCOME     (LOSS)
----                       -----------  ------------  -------------  --------------  -----------  ----------  --------
Liquid Assets Portfolio -
   Institutional Class     $14,835,210  $ 80,242,458  $ (64,881,468)       $--       $30,196,200  $  775,277     $--
Premier Portfolio-
   Institutional Class              --    36,459,468     (6,263,268)        --        30,196,200     155,169      --
STIC Prime Portfolio -
   Institutional Class      14,835,210    74,588,307    (89,423,517)        --                --     624,095      --
                           -----------  ------------  -------------        ---       -----------  ----------     ---
   SUBTOTAL                $29,670,420  $191,290,233  $(160,568,253)       $--       $60,392,400  $1,554,541     $--
                           ===========  ============  =============        ===       ===========  ==========     ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                                                                       UNREALIZED                              REALIZED
                              VALUE       PURCHASES      PROCEEDS     APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                         10/31/05      AT COST      FROM SALES   (DEPRECIATION)    07/31/06      INCOME*    (LOSS)
----                       -----------  ------------  -------------  --------------  ------------  ----------  --------
Liquid Assets Portfolio -
   Institutional Class     $34,397,412  $462,058,478  $(451,750,217)       $--       $ 44,705,673  $  590,038     $--
                           -----------  ------------  -------------        ---       ------------  ----------     ---
   TOTAL                   $64,067,832  $653,348,711  $(612,318,470)       $--       $105,098,073  $2,144,579     $--
                           ===========  ============  =============        ===       ============  ==========     ===

*    Net of compensation to counterparties.

AIM EUROPEAN GROWTH FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At July 31, 2006, securities with an aggregate value of $43,244,949 were on loan to brokers. The loans were secured by cash collateral of $44,705,673 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $590,038 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $212,389,679 and $214,687,169, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities   $436,524,752
Aggregate unrealized (depreciation) of investment securities   (3,312,452)
                                                             ------------
Net unrealized appreciation of investment securities         $433,212,300
                                                             ============

Cost of investments for tax purposes is $774,349,758.

                        AIM GLOBAL AGGRESSIVE GROWTH FUND

            Quarterly Schedule of Portfolio Holdings - July 31, 2006

                                                              Your goals.
                                                           Our Solutions.(R)
                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   GLA-QTR-1 7/06   A I M Advisors, Inc.

AIM GLOBAL AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-63.53%

AUSTRALIA-1.39%
CSL Ltd. (Biotechnology) (a)                              145,100   $  5,854,797
Zinifex Ltd. (Diversified Metals & Mining) (a)            856,400      7,001,315
                                                                    ------------
                                                                      12,856,112
                                                                    ------------
BRAZIL-1.46%
Perdigao S.A. (Packaged Foods & Meats)                    629,400      7,813,242
Tim Participacoes S.A. -ADR (Wireless
   Telecommunication Services) (b)                        230,900      5,726,320
                                                                    ------------
                                                                      13,539,562
                                                                    ------------
CANADA-6.81%
Astral Media Inc. (Broadcasting & Cable TV)               158,400      5,130,223
Brookfield Asset Management Inc. -Class A
   (Real Estate Management & Development) (b)             254,550     10,532,018
Canadian Oil Sands Trust (Oil & Gas
   Exploration & Production)                              262,100      8,620,857
Power Financial Corp. (Life & Health Insurance)           263,200      7,559,208
Precision Drilling Trust (Oil & Gas Drilling)             145,300      5,021,812
Sherritt International Corp. (Diversified
   Metals & Mining) (b)                                   967,300      9,488,362
Shoppers Drug Mart Corp. (Drug Retail)
   (Acquired 05/16/03-11/18/03; Cost
   $4,714,720)(c)(d)(e)                                   277,500     10,790,032
Trican Well Service Ltd. (Oil & Gas Equipment
   & Services)                                            279,300      5,938,457
                                                                    ------------
                                                                      63,080,969
                                                                    ------------
DENMARK-0.97%
DSV A.S. (Trucking) (b)                                    55,900      8,985,646
FRANCE-1.03%
Eiffage S.A. (Construction & Engineering) (a)(b)           44,035      3,749,030
Pernod Ricard S.A. (Distillers & Vintners) (a)             27,929      5,817,234
                                                                    ------------
                                                                       9,566,264
                                                                    ------------
GERMANY-5.19%
Adidas A.G. (Apparel, Accessories & Luxury Goods)         101,600      4,739,335
Celesio A.G. (Health Care Distributors) (a)               170,600      7,976,989
Continental A.G. (Tires & Rubber)                          90,140      9,210,866
Deutsche Boerse A.G. (Specialized Finance)                 75,200     10,676,287

                                                         SHARES         VALUE
                                                       ----------   ------------
GERMANY-(CONTINUED)
Puma A.G. Rudolf Dassler Sport (Footwear) (a)              38,700   $ 14,039,236
Puma A.G. Rudolf Dassler Sport (Footwear)
   (Acquired 06/02/03; Cost $398,309)(a)(c)                 3,935      1,427,504
                                                                    ------------
                                                                      48,070,217
                                                                    ------------
GREECE-3.30%
EFG Eurobank Ergasias (Diversified Banks)                 167,424      4,726,100
OPAP S.A. (Casinos & Gaming)                              234,000      8,494,402
OPAP S.A. (Casinos & Gaming) (Acquired
   07/14/03; Cost $2,090,216)(c)                          196,000      7,114,970
Titan Cement Co. S.A. (Construction
   Materials) (a)                                         209,800     10,272,622
                                                                    ------------
                                                                      30,608,094
                                                                    ------------
HONG KONG-1.65%
Esprit Holdings Ltd. (Apparel Retail) (a)                 764,000      5,815,246
Hongkong Land Holdings Ltd. (Real Estate
   Management & Development) (a)                        1,308,000      5,107,526
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines) (a)                57,394,000      4,356,094
                                                                    ------------
                                                                      15,278,866
                                                                    ------------
HUNGARY-2.02%
OTP Bank Nyrt. (Diversified Banks)                        627,700     18,709,920
INDIA-0.72%
Maruti Udyog Ltd. (Automobile Manufacturers)              396,000      6,700,426
INDONESIA-1.19%
PT Astra International Tbk (Automobile
   Manufacturers) (a)                                   5,184,000      5,484,954
PT Bank Rakyat Indonesia (Diversified Banks) (a)       11,769,000      5,544,662
                                                                    ------------
                                                                      11,029,616
                                                                    ------------
IRELAND-2.97%
Anglo Irish Bank Corp. PLC (Diversified Banks) (a)      1,566,094     22,862,956
Independent News & Media PLC (Publishing)               1,566,800      4,642,955
                                                                    ------------
                                                                      27,505,911
                                                                    ------------
JAPAN-2.52%
EXEDY Corp. (Auto Parts & Equipment) (a)                  267,400      7,840,254
JSR Corp. (Specialty Chemicals) (a)                       214,000      5,022,521
Suzuki Motor Corp. (Automobile Manufacturers) (a)         207,000      5,052,553

AIM GLOBAL AGGRESSIVE GROWTH FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
JAPAN-(CONTINUED)
Yamaha Motor Co., Ltd. (Motorcycle
   Manufacturers) (a)                                     210,200   $  5,451,094
                                                                    ------------
                                                                      23,366,422
                                                                    ------------
MEXICO-2.39%
America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                  207,900      7,438,662
Corporacion GEO, S.A. de C.V. -Series B
   (Homebuilding) (e)                                   1,350,200      5,339,704
Wal-Mart de Mexico S.A. de C.V. -Series V
   (Hypermarkets & Super Centers)                       3,037,000      9,400,667
                                                                    ------------
                                                                      22,179,033
                                                                    ------------
NETHERLANDS-2.64%
Koninklijke BAM Groep N.V. (Construction &
   Engineering)                                           536,875     10,937,720
USG People N.V. (Human Resource & Employment
   Services) (a)                                          193,300     13,552,628
                                                                    ------------
                                                                      24,490,348
                                                                    ------------
NORWAY-2.86%
Pan Fish A.S.A. (Packaged Foods & Meats) (a)(b)(e)      9,537,000     10,524,400
Petrojarl A.S.A. (Oil & Gas Drilling) (e)                 261,940      1,668,313
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)(e)                           261,940     14,257,279
                                                                    ------------
                                                                      26,449,992
                                                                    ------------
RUSSIA-1.27%
OAO Vimpel-Communications -ADR (Wireless
   Telecommunication Services) (b)(e)                     243,070     11,716,012
SINGAPORE-0.00%
Citiraya Industries Ltd. (Environmental &
   Facilities Services) (d)(e)(f)                       5,946,000              0
SOUTH AFRICA-2.95%
Standard Bank Group Ltd. (Diversified Banks) (a)(b)     1,338,442     14,727,152
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (b)                        602,700     11,369,896
Telkom South Africa Ltd. (Integrated
   Telecommunication Services)  (Acquired
   06/18/04; Cost $727,409)(c)                             64,700      1,220,561
                                                                    ------------
                                                                      27,317,609
                                                                    ------------
SOUTH KOREA-3.94%
Daegu Bank (Regional Banks) (a)                           491,400      8,853,864
Daesang Corp. (Packaged Foods & Meats) (a)(e)             391,000      5,627,158
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. (Construction & Farm Machinery &
   Heavy Trucks) (a)                                      102,750      3,231,547
Hyundai Department Store Co., Ltd.
   (Department Stores)                                     57,630      4,184,914
Hyundai Mipo Dockyard Co., Ltd. (Construction
   & Farm Machinery & Heavy Trucks) (a)                    61,150      5,740,202

                                                         SHARES         VALUE
                                                       ----------   ------------
SOUTH KOREA-(CONTINUED)
Shinsegae Co., Ltd. (Hypermarkets & Super
   Centers) (a)                                             9,050   $  4,463,596
Woongjin Coway Co., Ltd. (Housewares &
   Specialties) (a)                                       196,300      4,387,991
                                                                    ------------
                                                                      36,489,272
                                                                    ------------
SPAIN-0.97%
Corporacion Mapfre S.A. (Multi-Line Insurance)            456,572      8,975,131
SWEDEN-0.88%
Swedish Match A.B. (Tobacco)                              493,700      8,150,368
SWITZERLAND-2.90%
Baloise Holding A.G. -Class R (Multi-Line Insurance)       70,300      5,597,725
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)                                         147,600     21,263,583
                                                                    ------------
                                                                      26,861,308
                                                                    ------------
THAILAND-0.83%
Siam Commercial Bank PLC (Diversified Banks) (a)        5,039,000      7,654,308
TURKEY-0.89%
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
   & Gas Refining & Marketing)                            439,743      8,288,457
UNITED KINGDOM-9.79%
British Energy Group PLC (Electric Utilities) (a)(e)      723,000      9,919,714
Bunzl PLC (Trading Companies & Distributors)              692,533      8,072,170
Capita Group PLC (Human Resource & Employment
   Services) (a)                                          885,000      8,647,644
Enterprise Inns PLC (Restaurants) (a)                     992,600     18,031,055
Filtrona PLC (Commodity Chemicals) (a)                    843,714      4,479,299
Inchcape PLC (Distributors) (a)                         1,200,600     10,643,964
Informa PLC (Publishing)                                1,081,752      8,810,072
International Power PLC (Independent Power
   Producers & Energy Traders) (a)                      1,690,000      9,303,416
Shire PLC (Pharmaceuticals)                               789,500     12,734,436
                                                                    ------------
                                                                      90,641,770
                                                                    ------------
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $339,813,152)                                  588,511,633
                                                                    ------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-30.82%

AEROSPACE & DEFENSE-1.11%
Precision Castparts Corp.                                  90,000      5,368,500
Rockwell Collins, Inc.                                     91,500      4,883,355
                                                                    ------------
                                                                      10,251,855
                                                                    ------------
APPAREL RETAIL-1.74%
Aeropostale, Inc.(e)                                      200,000      5,542,000
AnnTaylor Stores Corp.(e)                                 150,000      6,159,000
Limited Brands, Inc.                                      175,000      4,403,000
                                                                    ------------
                                                                      16,104,000
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL AGGRESSIVE GROWTH FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.52%
Carter's, Inc.(e)                                         220,000   $  4,798,200
APPLICATION SOFTWARE-3.14%
Amdocs Ltd.(e)                                            397,200     14,410,416
BEA Systems, Inc.(e)                                      637,778      7,487,514
Citrix Systems, Inc.(e)                                   225,000      7,148,250
                                                                    ------------
                                                                      29,046,180
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS-0.82%
AllianceBernstein Holding L.P.                            117,500      7,637,500
COMMUNICATIONS EQUIPMENT-0.30%
Tellabs, Inc.(e)                                          300,000      2,820,000
COMPUTER STORAGE & PERIPHERALS-0.49%
Western Digital Corp.(e)                                  260,000      4,560,400
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.03%
Joy Global Inc.                                           140,000      5,252,800
Oshkosh Truck Corp.                                       100,000      4,288,000
                                                                    ------------
                                                                       9,540,800
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES-0.32%
VeriFone Holdings, Inc.(e)                                105,981      2,993,963
ELECTRICAL COMPONENTS & EQUIPMENT-0.79%
Cooper Industries, Ltd.-Class A                            85,000      7,323,600
ELECTRONIC EQUIPMENT MANUFACTURERS-1.40%
Amphenol Corp.-Class A                                    110,000      6,168,800
Mettler-Toledo International Inc.(e)                      110,000      6,768,300
                                                                    ------------
                                                                      12,937,100
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES-0.72%
Republic Services, Inc.                                   165,000      6,626,400
GENERAL MERCHANDISE STORES-0.58%
Family Dollar Stores, Inc.                                235,500      5,350,560
HEALTH CARE DISTRIBUTORS-0.70%
AmerisourceBergen Corp.                                   150,000      6,450,000
HEALTH CARE EQUIPMENT-0.56%
Varian Medical Systems, Inc.(b)(e)                        115,000      5,211,800
HEALTH CARE FACILITIES-1.17%
Manor Care, Inc.                                          135,000      6,756,750
VCA Antech, Inc.(e)                                       115,800      4,049,526
                                                                    ------------
                                                                      10,806,276
                                                                    ------------
HEALTH CARE SERVICES-0.90%
Laboratory Corp. of America Holdings(e)                   130,000      8,374,600

                                                         SHARES         VALUE
                                                       ----------   ------------
HEALTH CARE TECHNOLOGY-0.77%
IMS Health Inc.                                           260,000   $  7,134,400
INDUSTRIAL CONGLOMERATES-1.41%
McDermott International, Inc.(e)                          144,273      6,570,192
Textron Inc.                                               72,500      6,518,475
                                                                    ------------
                                                                      13,088,667
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-0.71%
Edwards (A.G.), Inc.                                      122,500      6,610,100
MANAGED HEALTH CARE-1.35%
Coventry Health Care, Inc.(e)                              90,000      4,743,000
Health Net Inc.(e)                                        185,000      7,764,450
                                                                    ------------
                                                                      12,507,450
                                                                    ------------
MULTI-LINE INSURANCE-1.94%
Assurant, Inc.                                            225,000     10,838,250
HCC Insurance Holdings, Inc.                              232,500      7,088,925
                                                                    ------------
                                                                      17,927,175
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES-1.57%
Cameron International Corp.(e)                            125,000      6,301,250
National-Oilwell Varco Inc.(e)                            122,500      8,212,400
                                                                    ------------
                                                                      14,513,650
                                                                    ------------
OIL & GAS REFINING & MARKETING-1.05%
Western Refining, Inc.                                    425,000      9,770,750
PERSONAL PRODUCTS-0.54%
Estee Lauder Cos. Inc. (The)-Class A                      135,000      5,038,200
PHARMACEUTICALS-0.54%
Barr Pharmaceuticals Inc.(e)                              100,000      4,976,000
RESTAURANTS-1.21%
Burger King Holdings Inc.(b)(e)                           287,640      4,386,510
Darden Restaurants, Inc.                                  200,492      6,776,630
                                                                    ------------
                                                                      11,163,140
                                                                    ------------
SEMICONDUCTORS-2.22%
Analog Devices, Inc.                                      190,000      6,142,700
Freescale Semiconductor Inc.-Class B (e)                  200,000      5,704,000
Microchip Technology Inc.                                 200,000      6,452,000
PMC-Sierra, Inc.(e)                                       441,093      2,253,985
                                                                    ------------
                                                                      20,552,685
                                                                    ------------
SPECIALTY STORES-0.72%
Office Depot, Inc.(e)                                     185,000      6,669,250
TRADING COMPANIES & DISTRIBUTORS-0.50%
WESCO International, Inc.(e)                               80,000      4,660,000
                                                                    ------------
   Total Domestic Common Stocks & Other Equity
      Interests (Cost $257,327,232)                                  285,444,701
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL AGGRESSIVE GROWTH FUND

FOREIGN PREFERRED STOCKS-0.57%

BRAZIL-0.57%
Lojas Americanas S.A.-Pfd. (General
   Merchandise Stores)                                    148,300   $  5,310,845
                                                                    ------------
   Total Foreign Preferred Stocks (Cost $2,759,415)                    5,310,845
                                                                    ------------
MONEY MARKET FUNDS-3.37%
Liquid Assets Portfolio-Institutional Class (g)        15,588,581     15,588,581
Premier Portfolio-Institutional Class (g)              15,588,581     15,588,581
                                                                    ------------
   Total Money Market Funds (Cost $31,177,162)                        31,177,162
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from securities
   loaned)-98.29% (Cost $631,076,961)                                910,444,341
                                                                    ------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-4.93%
Liquid Assets Portfolio-Institutional Class (g)(h)     22,819,927     22,819,927
STIC Prime Portfolio-Institutional Class (g)(h)        22,819,927     22,819,927
                                                                    ------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $45,639,854)                                              45,639,854
                                                                    ------------
TOTAL INVESTMENTS-103.22%
   (Cost $676,716,815)                                               956,084,195
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(3.22)%                                (29,799,019)
                                                                    ------------
NET ASSETS-100.00%                                                  $926,285,176
                                                                    ------------

Investment Abbreviations:

ADR  --American Depositary Receipt

Pfd. --Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $303,985,387, which represented 32.82% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at July 31, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $20,553,067, which represented 2.22% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2006 was $10,790,032, which represented 1.16% of the Fund's Net Assets. See Note 1A.

(e)  Non-income producing security.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at July 31, 2006 represented 0.00% of the Fund's Net Assets.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL AGGRESSIVE GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM GLOBAL AGGRESSIVE GROWTH FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM GLOBAL AGGRESSIVE GROWTH FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/05        COST           SALES       (DEPRECIATION)     07/31/06     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $12,714,164   $102,140,224   $ (99,265,807)        $--        $15,588,581   $461,739       $--
Premier Portfolio-
   Institutional Class            --     24,400,703      (8,812,122)         --         15,588,581     66,873        --
STIC Prime Portfolio
   - Institutional
   Class                  12,714,164     91,596,924    (104,311,088)         --                 --    397,186        --
                         -----------   ------------   -------------         ---        -----------   --------       ---
   SUBTOTAL              $25,428,328   $218,137,851   $(212,389,017)        $--        $31,177,162   $925,798       $--
                         ===========   ============   =============         ===        ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                       10/31/05        COST           SALES       (DEPRECIATION)     07/31/06      INCOME*    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   -----------
Liquid Assets            $36,454,453   $129,289,871   $(142,924,397)        $--        $22,819,927   $   50,121       $--
   Portfolio -
   Institutional Class
STIC Prime Portfolio
   - Institutional
   Class                  36,454,454    129,439,502    (143,074,029)         --         22,819,927       50,382        --
                         -----------   ------------   -------------         ---        -----------   ----------       ---
   SUBTOTAL              $72,908,907   $258,729,373   $(285,998,426)        $--        $45,639,854   $  100,503       $--
                         ===========   ============   =============         ===        ===========   ==========       ===
   TOTAL                 $98,337,235   $476,867,224   $(498,387,443)        $--        $76,817,016   $1,026,301       $--
                         ===========   ============   =============         ===        ===========   ==========       ===

*    Net of compensation to counterparties.

AIM GLOBAL AGGRESSIVE GROWTH FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2006, securities with an aggregate value of $44,288,325 were on loan to brokers. The loans were secured by cash collateral of $45,639,854 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $100,503 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $436,398,409 and $521,573,878, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $297,280,849
Aggregate unrealized (depreciation) of investment securities    (17,980,038)
                                                               ------------
Net unrealized appreciation of investment securities           $279,300,811
                                                               ============

Cost of investments for tax purposes is $676,783,384.

                             AIM GLOBAL GROWTH FUND

            Quarterly Schedule of Portfolio Holdings - July 31, 2006

                                                              Your goals
                                                           Our solutions.(R)
                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   GLG-QTR-1 7/06   A I M Advisors, Inc.

AIM GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-69.14%

AUSTRALIA-2.02%
BHP Billiton Ltd. (Diversified Metals &
   Mining) (a)                                            228,130   $  4,816,237
QBE Insurance Group Ltd. (Property & Casualty
   Insurance) (a)(b)                                      207,382      3,500,965
                                                                    ------------
                                                                       8,317,202
                                                                    ------------
BELGIUM-2.82%
InBev N.V. (Brewers) (a)                                  129,802      6,818,049
KBC GROEP N.V. (Diversified Banks)                         44,164      4,811,831
                                                                    ------------
                                                                      11,629,880
                                                                    ------------
CANADA-2.19%
Manulife Financial Corp. (Life & Health
   Insurance) (b)                                         123,250      3,887,233
Suncor Energy, Inc. (Integrated Oil & Gas)                 63,900      5,152,770
                                                                    ------------
                                                                       9,040,003
                                                                    ------------
FRANCE-12.59%
Axa (Multi-Line Insurance) (a)(b)                         113,084      3,903,816
BNP Paribas (Diversified Banks) (b)                       101,817      9,909,875
Capgemini S.A. (IT Consulting & Other
   Services) (a)(b)                                        76,230      4,102,035
Pernod Ricard S.A. (Distillers & Vintners)
   (a)(b)                                                  12,759      2,657,527
Sanofi-Aventis (Pharmaceuticals) (a)(b)                    54,450      5,181,060
Societe Generale (Diversified Banks) (a)(b)                41,932      6,261,815
Total S.A. (Integrated Oil & Gas) (a)(b)                  116,440      7,943,117
Veolia Environnement (Multi-Utilities) (b)                 44,311      2,406,566
Vinci S.A. (Construction & Engineering) (a)(b)             94,254      9,585,704
                                                                    ------------
                                                                      51,951,515
                                                                    ------------
GERMANY-5.34%
Adidas A.G. (Apparel, Accessories & Luxury
   Goods)                                                  64,312      2,999,962
Bayer A.G. (Diversified Chemicals)                         66,300      3,266,300
Commerzbank A.G. (Diversified Banks)                      156,052      5,469,484
MAN A.G. (Industrial Machinery)                            72,422      5,234,837
Merck KGaA (Pharmaceuticals)                               33,552      3,060,773
Siemens A.G. (Industrial Conglomerates) (a)                24,924      2,009,929
                                                                    ------------
                                                                      22,041,285
                                                                    ------------
GREECE-1.50%
OPAP S.A. (Casinos & Gaming)                              170,690      6,196,195

                                                         SHARES         VALUE
                                                       ----------   ------------
HONG KONG-0.75%
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (a)                          287,000   $  3,109,064
HUNGARY-0.63%
OTP Bank Nyrt. (Diversified Banks) (b)                     87,253      2,600,759
INDIA-1.07%
Infosys Technologies Ltd. -ADR (IT Consulting
   & Other Services) (b)                                  107,674      4,424,325
IRELAND-2.59%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (a)                                             462,487      6,751,715
CRH PLC (Construction Materials) (a)                      122,302      3,940,191
                                                                    ------------
                                                                      10,691,906
                                                                    ------------
ISRAEL-0.98%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals) (b)                                  121,590      4,022,197
ITALY-1.92%
Eni S.p.A. (Integrated Oil & Gas) (a)                     257,549      7,904,161
JAPAN-6.77%
Canon Inc. (Office Electronics)                            88,500      4,253,249
Hoya Corp. (Electronic Equipment
   Manufacturers)                                         134,400      4,700,776
Keyence Corp. (Electronic Equipment
   Manufacturers) (b)                                      23,000      5,249,978
Mizuho Financial Group, Inc. (Diversified
   Banks) (Acquired 10/24/05; Cost
   $1,965.554)(a)(c)                                          327      2,739,911
Mizuho Financial Group, Inc. (Diversified
   Banks) (a)                                                 121      1,013,850
ORIX Corp. (Consumer Finance) (a)                          13,150      3,419,507
SMC Corp. (Industrial Machinery) (a)                       20,600      2,629,687
Toyota Motor Corp. (Automobile Manufacturers)
   (a)                                                     74,400      3,914,908
                                                                    ------------
                                                                      27,921,866
                                                                    ------------
MEXICO-1.81%
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                              105,306      1,950,267
Wal-Mart de Mexico S.A. de C.V. -Series V
   (Hypermarkets & Super Centers)                       1,786,500      5,529,895
                                                                    ------------
                                                                       7,480,162
                                                                    ------------
NETHERLANDS-1.49%
ING Groep N.V. (Other Diversified Financial
   Services) (a)                                          102,742      4,172,182
Koninklijke DSM N.V. (Specialty Chemicals) (a)             50,220      1,963,239
                                                                    ------------
                                                                       6,135,421
                                                                    ------------

AIM GLOBAL GROWTH FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
RUSSIA-0.78%
LUKOIL -ADR (Integrated Oil & Gas) (a)                     36,681   $  3,206,725
SOUTH AFRICA-0.56%
Telkom South Africa Ltd. (Integrated
   Telecommunication Services)                            121,700      2,295,862
SOUTH KOREA-1.63%
Hyundai Motor Co. (Automobile Manufacturers)
   (a)                                                     30,890      2,359,876
Samsung Electronics Co., Ltd. (Electronic
   Equipment Manufacturers) (a)                             6,850      4,346,422
                                                                    ------------
                                                                       6,706,298
                                                                    ------------
SPAIN-3.46%
ACS, Actividades de Construccion y Servicios,
   S.A. (Construction & Engineering) (a)                  102,412      4,485,326
Banco Santander Central Hispano S.A.
   (Diversified Banks) (a)                                270,951      4,107,417
Industria de Diseno Textil, S.A. (Apparel
   Retail) (a)                                            130,526      5,673,080
                                                                    ------------
                                                                      14,265,823
                                                                    ------------
SWEDEN-0.88%
Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)                                         144,700      3,609,492
SWITZERLAND-9.54%
Compagnie Financiere Richemont A.G. -Class A
   (Apparel, Accessories & Luxury Goods) (a)              125,694      5,674,360
Credit Suisse Group (Diversified Capital
   Markets)                                                57,840      3,240,356
Nestle S.A. (Packaged Foods & Meats) (a)(b)                16,640      5,455,400
Roche Holding A.G. (Pharmaceuticals) (a)(b)                46,573      8,290,552
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)(d)                                       63,298      9,118,850
UBS A.G. (Diversified Capital Markets) (a)                138,954      7,568,253
                                                                    ------------
                                                                      39,347,771
                                                                    ------------
TAIWAN-0.50%
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (a)                                 1,243,967      2,078,398
UNITED KINGDOM-7.32%
Aviva PLC (Multi-Line Insurance) (a)                      315,733      4,238,279
GlaxoSmithKline PLC (Pharmaceuticals)                     144,514      3,997,884
Imperial Tobacco Group PLC (Tobacco)                      252,922      8,267,799
Reckitt Benckiser PLC (Household Products)                130,857      5,250,449
Tesco PLC (Food Retail) (a)                               736,140      4,945,576
WPP Group PLC (Advertising)                               295,060      3,491,582
                                                                    ------------
                                                                      30,191,569
                                                                    ------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $178,742,955)                                            285,167,879

                                                         SHARES         VALUE
                                                       ----------   ------------
DOMESTIC COMMON STOCKS-24.78%

AEROSPACE & DEFENSE-1.85%
Boeing Co. (The)                                           26,083   $  2,019,346
General Dynamics Corp.                                     83,463      5,593,690
                                                                    ------------
                                                                       7,613,036
                                                                    ------------
APPLICATION SOFTWARE-1.39%
Amdocs Ltd.(d)                                             84,493      3,065,406
BEA Systems, Inc.(d)                                      226,962      2,664,534
                                                                    ------------
                                                                       5,729,940
                                                                    ------------
BIOTECHNOLOGY-0.77%
Gilead Sciences, Inc.(d)                                   51,492      3,165,728
COMMUNICATIONS EQUIPMENT-1.76%
Cisco Systems, Inc.(d)                                    271,476      4,845,846
QUALCOMM Inc.                                              68,899      2,429,379
                                                                    ------------
                                                                       7,275,225
                                                                    ------------
COMPUTER HARDWARE-0.47%
Apple Computer, Inc.(d)                                    28,804      1,957,520
COMPUTER STORAGE & PERIPHERALS-0.54%
Seagate Technology(b)(d)                                   95,421      2,213,767
DEPARTMENT STORES-1.04%
Federated Department Stores, Inc.                          59,396      2,085,394
J.C. Penney Co., Inc.                                      34,739      2,187,167
                                                                    ------------
                                                                       4,272,561
                                                                    ------------
DIVERSIFIED METALS & MINING-0.71%
Phelps Dodge Corp.                                         33,335      2,911,479
ELECTRICAL COMPONENTS & EQUIPMENT-0.77%
Emerson Electric Co.                                       40,054      3,161,062
ENVIRONMENTAL & FACILITIES SERVICES-0.68%
Waste Management, Inc.                                     81,519      2,802,623
HEALTH CARE DISTRIBUTORS-0.83%
Cardinal Health, Inc.                                      51,077      3,422,159
HEALTH CARE EQUIPMENT-0.96%
Becton, Dickinson and Co.                                  60,319      3,976,229
HEALTH CARE SERVICES-0.75%
Medco Health Solutions, Inc.(d)                            52,128      3,092,754
HOUSEHOLD PRODUCTS-0.76%
Colgate-Palmolive Co.                                      52,919      3,139,155
INTEGRATED OIL & GAS-0.46%
Occidental Petroleum Corp.                                 17,551      1,891,120
INVESTMENT BANKING & BROKERAGE-1.33%
Goldman Sachs Group, Inc. (The)                            35,793      5,467,381

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL GROWTH FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
MANAGED HEALTH CARE-0.64%
Aetna Inc.                                                 83,516   $  2,629,919
MULTI-LINE INSURANCE-0.53%
Hartford Financial Services Group, Inc.
   (The)                                                   25,924      2,199,392
OIL & GAS EQUIPMENT & SERVICES-1.21%
National-Oilwell Varco Inc.(d)                             32,660      2,189,527
Weatherford International Ltd.(d)                          59,856      2,803,655
                                                                    ------------
                                                                       4,993,182
                                                                    ------------
OIL & GAS REFINING & MARKETING-1.03%
Valero Energy Corp.                                        63,086      4,253,889
OTHER DIVERSIFIED FINANCIAL SERVICES-0.44%
JPMorgan Chase & Co.                                       39,618      1,807,373
PHARMACEUTICALS-2.62%
Allergan, Inc.                                             47,898      5,165,799
Wyeth                                                     116,727      5,657,758
                                                                    ------------
                                                                      10,823,557
                                                                    ------------
RAILROADS-0.48%
Burlington Northern Santa Fe Corp.                         29,000      1,998,390
SEMICONDUCTORS-0.89%
Analog Devices, Inc.                                      113,596      3,672,559
SOFT DRINKS-0.77%
PepsiCo, Inc.                                              50,222      3,183,070
SPECIALTY STORES-0.60%
Office Depot, Inc.(d)                                      68,629      2,474,076
SYSTEMS SOFTWARE-0.50%
Microsoft Corp.                                            86,413      2,076,504
                                                                    ------------
   Total Domestic Common Stocks
      (Cost $95,010,092)                                             102,203,650
                                                                    ------------

FOREIGN PREFERRED STOCKS-3.38%

BRAZIL-0.91%
Companhia de Bebidas das Americas -Pfd.-ADR
   (Brewers)                                               93,455      3,761,564
GERMANY-2.47%
Henkel KGaA -Pfd. (Household Products) (a)(b)              46,787      5,560,833
Porsche A.G. -Pfd. (Automobile Manufacturers)               4,721      4,625,112
                                                                    ------------
   Total Foreign Preferred Stocks
      (Cost $9,426,138)                                               13,947,509
                                                                    ------------
MONEY MARKET FUNDS-2.27%
Liquid Assets Portfolio-Institutional Class
   (e)                                                  4,684,301      4,684,301

                                                         SHARES         VALUE
                                                       ----------   ------------
Premier Portfolio-Institutional Class (e)               4,684,301   $  4,684,301
   Total Money Market Funds
      (Cost $9,368,602)                                                9,368,602
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-99.57%
   (Cost $292,547,787)                                               410,687,640

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED

MONEY MARKET FUNDS-11.49%
Liquid Assets Portfolio-Institutional Class
   (e)(f)                                              28,377,970     28,377,970
                                                                    ------------
STIC Prime Portfolio-Institutional Class
   (e)(f)                                              19,034,601     19,034,601
                                                                    ------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $47,412,571)                                              47,412,571
                                                                    ------------
TOTAL INVESTMENTS-111.06%
   (Cost $339,960,358)                                               458,100,211
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(11.06)%                               (45,627,169)
                                                                    ------------
NET ASSETS-100.00%                                                  $412,473,042
                                                                    ------------

Investment Abbreviations:

Pfd. --Preferred

ADR  --American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $179,057,508, which represented 43.41% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at July 31, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at July 31, 2006 represented 0.66% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM GLOBAL GROWTH FUND
          value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM GLOBAL GROWTH FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                       UNREALIZED
                            VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND     REALIZED
FUND                      10/31/05        COST           SALES       (DEPRECIATION)    07/31/06     INCOME    GAIN (LOSS)
----                     ----------   ------------   -------------   --------------   ----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $1,997,903   $ 49,504,989   $(46,818,591)         $--        $4,684,301   $156,889       $--
Premier Portfolio-
   Institutional Class           --     10,949,278     (6,264,977)          --         4,684,301     21,687        --
STIC Prime Portfolio
   - Institutional
   Class                  1,997,903     43,865,870    (45,863,773)          --                --    136,017        --
                         ----------   ------------   ------------          ---        ----------   --------       ---
   SUBTOTAL              $3,995,806   $104,320,137   $(98,947,341)         $--        $9,368,602   $314,593       $--
                         ==========   ============   ============          ===        ==========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/05        COST           SALES       (DEPRECIATION)     07/31/06     INCOME*   GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $        --   $ 60,487,168   $ (32,109,198)        $--        $28,377,970   $ 25,372       $--
STIC Prime Portfolio
   - Institutional
   Class                  74,176,177    196,450,514    (251,592,090)         --         19,034,601    124,143        --
                         -----------   ------------   -------------         ---        -----------   --------       ---
   SUBTOTAL              $74,176,177   $256,937,682   $(283,701,288)        $--        $47,412,571   $149,515       $--
                         -----------   ------------   -------------         ---        -----------   --------       ---
   TOTAL                 $78,171,983   $361,257,819   $(382,648,629)        $--        $56,781,173   $464,108       $--
                         ===========   ============   =============         ===        ===========   ========       ===

*    Net of compensation to counterparties.

AIM GLOBAL GROWTH FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2006, securities with an aggregate value of $45,220,273 were on loan to brokers. The loans were secured by cash collateral of $47,412,571 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $149,515 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $141,585,699 and $197,349,144, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $121,961,098
Aggregate unrealized (depreciation) of investment securities     (4,630,538)
                                                               ------------
Net unrealized appreciation of investment securities           $117,330,560
                                                               ============

Cost of investments for tax purposes is $340,769,651.

                         AIM INTERNATIONAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--




AIMinvestments.com                  IGR-QTR-1   7/06        A I M Advisors, Inc.

AIM INTERNATIONAL GROWTH FUND


SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)




                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--92.91%

AUSTRALIA--2.63%

BHP Billiton Ltd. (Diversified Metals & Mining) (a)                          1,545,300      $   32,624,079
-----------------------------------------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified Commercial &
  Professional Services) (a)(b)                                              1,851,693          15,385,257
-----------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance) (a)                                                               877,500          14,813,710
===========================================================================================================
                                                                                                62,823,046
===========================================================================================================
BELGIUM--2.76%

InBev N.V. (Brewers) (a)                                                       671,400          35,266,315
-----------------------------------------------------------------------------------------------------------
KBC Groep N.V. (Diversified Banks)                                             282,700          30,801,208
===========================================================================================================
                                                                                                66,067,523
===========================================================================================================
BRAZIL--0.33%

Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar -ADR (Hypermarkets & Super Centers)                                   266,500           7,981,675
===========================================================================================================
CANADA--4.83%

Canadian National Railway Co. (Railroads)                                      516,900          20,806,641
-----------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas Exploration
  & Production)                                                                407,200          21,626,653
-----------------------------------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration & Production)                              299,800          16,171,608
-----------------------------------------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health Insurance)                             701,804          22,134,486
-----------------------------------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)                                     432,800          34,900,142
===========================================================================================================
                                                                                               115,639,530
===========================================================================================================
CHINA--0.71%

Ping An Insurance (Group) Co. of China Ltd. -Class H
  (Life & Health Insurance) (a)                                              5,043,000          16,893,468
===========================================================================================================
FRANCE--11.37%

Axa (Multi-Line Insurance) (a)                                                 624,360          21,553,769
-----------------------------------------------------------------------------------------------------------
BNP Paribas (Diversified Banks)                                                513,587          49,987,556
-----------------------------------------------------------------------------------------------------------
Capgemini S.A. (IT Consulting & Other Services) (a)                            416,352          22,404,438
-----------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners) (a)(b)                               70,286          14,639,626
-----------------------------------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals) (a)                                           294,062          27,980,768
-----------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks) (a)                                       217,700          32,509,708
-----------------------------------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas) (a)                                          628,956          42,905,112
-----------------------------------------------------------------------------------------------------------
Veolia Environnement (Multi-Utilities)                                         285,900          15,527,457
-----------------------------------------------------------------------------------------------------------


                                                                               SHARES            VALUE
-----------------------------------------------------------------------------------------------------------
FRANCE--(CONTINUED)

Vinci S.A. (Construction & Engineering) (a)                                    437,960      $   44,540,867
===========================================================================================================
                                                                                               272,049,301
===========================================================================================================
GERMANY--7.02%

Adidas A.G. (Apparel, Accessories & Luxury Goods)                              343,948          16,044,141
-----------------------------------------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)                                             382,490          18,843,546
-----------------------------------------------------------------------------------------------------------
Commerzbank A.G. (Diversified Banks)                                           884,394          30,997,224
-----------------------------------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                                              152,800          15,613,715
-----------------------------------------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)                                                418,440          30,245,850
-----------------------------------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                                                   180,386          16,455,671
-----------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear) (a)                                   79,389          28,800,025
-----------------------------------------------------------------------------------------------------------
Siemens A.G. (Industrial Conglomerates) (a)                                    137,307          11,072,756
===========================================================================================================
                                                                                               168,072,928
===========================================================================================================
GREECE--1.18%

OPAP S.A. (Casinos & Gaming)                                                   777,800          28,234,814
===========================================================================================================
HONG KONG--1.11%

Esprit Holdings Ltd. (Apparel Retail) (a)                                    1,744,000          13,274,594
-----------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates) (a)                        1,469,000          13,396,401
===========================================================================================================
                                                                                                26,670,995
===========================================================================================================
HUNGARY--0.83%

OTP Bank Nyrt. (Diversified Banks)                                             666,300          19,860,474
===========================================================================================================
INDIA--2.53%

Housing Development Finance Corp. Ltd. (Thrifts &
  Mortgage Finance)                                                            474,536          11,999,328
-----------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. -ADR (IT Consulting & Other
  Services) (a)                                                                928,576          33,241,820
-----------------------------------------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile Manufacturers)                                   908,532          15,372,605
===========================================================================================================
                                                                                                60,613,753
===========================================================================================================
INDONESIA--0.55%

PT Telekomunikasi Indonesia -Series B (Integrated
  Telecommunication Services) (a)                                           16,000,000          13,242,226
===========================================================================================================
IRELAND--2.41%

Anglo Irish Bank Corp. PLC (Diversified Banks) (a)                           2,580,517          37,672,226
-----------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials) (a)                                           622,411          20,052,151
===========================================================================================================
                                                                                                57,724,377
===========================================================================================================

AIM INTERNATIONAL GROWTH FUND



                                                                              SHARES               VALUE
-----------------------------------------------------------------------------------------------------------
ISRAEL--0.87%

Teva Pharmaceutical Industries Ltd. -ADR
  (Pharmaceuticals)                                                            632,278      $   20,915,756
===========================================================================================================
ITALY--1.63%

Eni S.p.A. (Integrated Oil & Gas) (a)                                        1,272,749          39,060,579
===========================================================================================================
JAPAN--13.60%

Canon Inc. (Office Electronics)                                                774,000          37,197,907
-----------------------------------------------------------------------------------------------------------
Denso Corp. (Auto Parts & Equipment) (a)                                       253,800           8,676,745
-----------------------------------------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery) (a)                                          277,300          23,059,942
-----------------------------------------------------------------------------------------------------------
Hitachi High-Technologies Corp. (Trading Companies &
  Distributors) (a)                                                            560,000          16,310,957
-----------------------------------------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment Manufacturers)                                748,200          26,169,054
-----------------------------------------------------------------------------------------------------------
IBIDEN Co., Ltd. (Electronic Equipment Manufacturers)  (a)                     200,000           9,634,604
-----------------------------------------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals) (a)                                            643,400          15,100,420
-----------------------------------------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment Manufacturers)                              82,800          18,899,921
-----------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd. (Consumer
  Electronics) (a)                                                             994,000          20,613,672
-----------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified Banks) (a)                               896           7,507,523
-----------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified Banks)
  (Acquired 10/24/05; Cost $9,401,000)(c)                                        1,564          13,104,649
-----------------------------------------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile Manufacturers) (a)                        2,288,200          24,641,142
-----------------------------------------------------------------------------------------------------------
ORIX Corp. (Consumer Finance) (a)                                              112,900          29,358,349
-----------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery) (a)                                            79,300          10,123,019
-----------------------------------------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile Manufacturers) (a)(b)                           792,000          19,331,505
-----------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers) (a)                              524,200          27,583,259
-----------------------------------------------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle Manufacturers) (a)                          705,600          18,298,250
===========================================================================================================
                                                                                               325,610,918
===========================================================================================================
MEXICO--2.25%

America Movil S.A. de C.V. -Series L -ADR (Wireless
  Telecommunication Services)                                                  622,400          22,269,472
-----------------------------------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR (Broadcasting & Cable TV)                             628,500          11,639,820
-----------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V. -Series V
  (Hypermarkets & Super Centers)                                             6,453,200          19,975,102
===========================================================================================================
                                                                                                53,884,394
===========================================================================================================
NETHERLANDS--1.98%

Heineken Holding N.V. (Brewers) (a)                                            306,400          12,352,335
-----------------------------------------------------------------------------------------------------------
ING Groep N.V. (Other Diversified Financial Services)  (a)                     582,181          23,641,406
-----------------------------------------------------------------------------------------------------------
Koninklijke DSM N.V. (Specialty Chemicals) (a)                                 290,800          11,368,177
===========================================================================================================
                                                                                                47,361,918
===========================================================================================================
NORWAY--1.12%

Petrojarl A.S.A. (Oil & Gas Drilling) (d)                                      440,000           2,802,389
-----------------------------------------------------------------------------------------------------------

                                                                              SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
NORWAY--(CONTINUED)

Petroleum Geo-Services A.S.A. (Oil & Gas Equipment &
  Services) (a)(d)                                                             440,000      $   23,949,006
===========================================================================================================
                                                                                                26,751,395
===========================================================================================================
RUSSIA--0.67%

LUKOIL -ADR (Integrated Oil & Gas) (a)                                         184,400          16,120,608
===========================================================================================================
SINGAPORE--1.30%

Keppel Corp. Ltd. (Industrial Conglomerates) (a)                             1,941,000          18,803,205
-----------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks) (a)                            1,240,000          12,248,978
===========================================================================================================
                                                                                                31,052,183
===========================================================================================================
SOUTH AFRICA--1.20%

Standard Bank Group Ltd. (Diversified Banks) (a)                             1,490,561          16,400,949
-----------------------------------------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated Telecommunication
  Services)                                                                    653,600          12,330,120
===========================================================================================================
                                                                                                28,731,069
===========================================================================================================
SOUTH KOREA--3.52%

Daewoo Shipbuilding & Marine Engineering Co., Ltd.
  (Construction & Farm Machinery & Heavy Trucks) (a)                           299,400           9,416,303
-----------------------------------------------------------------------------------------------------------
Hynix Semiconductor Inc. (Semiconductors) (a)(d)                               379,870          12,879,600
-----------------------------------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers) (a)                               196,040          14,976,695
-----------------------------------------------------------------------------------------------------------
Kookmin Bank (Diversified Banks) (a)                                           199,990          17,308,199
-----------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic Equipment
  Manufacturers) (a)                                                            46,690          29,625,468
===========================================================================================================
                                                                                                84,206,265
===========================================================================================================
SPAIN--3.10%

ACS, Actividades de Construccion y Servicios, S.A.
  (Construction & Engineering) (a)                                             515,900          22,594,812
-----------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano S.A. (Diversified
  Banks) (a)                                                                 1,359,000          20,601,436
-----------------------------------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel Retail) (a)                          713,195          30,997,747
===========================================================================================================
                                                                                                74,193,995
===========================================================================================================
SWEDEN--1.54%

Atlas Copco A.B. -Class A (Industrial Machinery) (a)                           764,400          19,067,695
-----------------------------------------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                                                 1,078,700          17,807,985
===========================================================================================================
                                                                                                36,875,680
===========================================================================================================
SWITZERLAND--8.67%

Compagnie Financiere Richemont A.G. -Class A (Apparel,
  Accessories & Luxury Goods) (a)(e)                                           751,160          33,910,547
-----------------------------------------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital Markets) (a)                          302,800          16,963,689
-----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL GROWTH FUND


                                                                              SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
SWITZERLAND--(CONTINUED)

Nestle S.A. (Packaged Foods & Meats) (a)                                        82,630      $   27,090,126
-----------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals) (a)(b)                                    251,112          44,700,947
-----------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals) (a)(d)                    311,990          44,945,970
-----------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets) (a)                                     733,796          39,966,849
===========================================================================================================
                                                                                               207,578,128
===========================================================================================================
TAIWAN--1.63%

Hon Hai Precision Industry Co., Ltd. (Electronic
  Manufacturing Services) (a)                                                2,991,450          17,627,632
-----------------------------------------------------------------------------------------------------------
MediaTek Inc. (Semiconductors) (a)                                           1,173,000          10,647,350
-----------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors) (a)                                                       6,409,321          10,708,582
===========================================================================================================
                                                                                                38,983,564
===========================================================================================================
TURKEY--0.81%

Akbank T.A.S. (Diversified Banks) (a)                                        4,014,806          19,318,128
-----------------------------------------------------------------------------------------------------------
UNITED KINGDOM--10.76%

Aviva PLC (Multi-Line Insurance) (a)                                         1,592,840          21,381,673
-----------------------------------------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services) (a)                                                              1,859,900          18,173,731
-----------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants) (a)                                        1,039,600          18,884,833
-----------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)                                          768,346          21,255,785
-----------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                                         1,205,700          39,413,278
-----------------------------------------------------------------------------------------------------------
Informa PLC (Publishing)                                                     2,195,051          17,877,070
-----------------------------------------------------------------------------------------------------------
International Power PLC (Independent Power Producers &
  Energy Traders) (a)                                                        3,807,100          20,958,010
-----------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                                     715,030          28,689,553
-----------------------------------------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)                                                  1,609,100          25,954,378
-----------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail) (a)                                                  3,733,203          25,080,610
-----------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                                  1,681,209          19,894,525
===========================================================================================================
                                                                                               257,563,446
===========================================================================================================
    Total Foreign Common Stocks & Other Equity Interests
      (Cost $1,415,040,112)                                                                  2,224,082,136
===========================================================================================================
FOREIGN PREFERRED STOCKS--3.49%

BRAZIL--1.24%

Companhia de Bebidas das Americas -Pfd.-ADR (Brewers)
  (b)                                                                          393,700          15,846,425
-----------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A. Pfd.-ADR (Integrated Oil &
  Gas)                                                                         168,700          13,975,108
===========================================================================================================
                                                                                                29,821,533
===========================================================================================================
GERMANY--2.25%

Henkel KGaA -Pfd. (Household Products) (a)(b)                                  211,500          25,137,670
-----------------------------------------------------------------------------------------------------------


                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
GERMANY--(CONTINUED)

Porsche A.G. -Pfd. (Automobile Manufacturers)                                   29,266      $   28,671,581
===========================================================================================================
                                                                                                53,809,251
===========================================================================================================
    Total Foreign Preferred Stocks
      (Cost $58,030,141)                                                                        83,630,784
===========================================================================================================
MONEY MARKET FUNDS--2.99%

Liquid Assets Portfolio-Institutional Class (f)                             35,794,809          35,794,809
-----------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (f)                                   35,794,809          35,794,809
===========================================================================================================
    Total Money Market Funds
      (Cost $71,589,618)                                                                        71,589,618
===========================================================================================================
TOTAL INVESTMENTS (excluding investments purchased with
  cash collateral from securities loaned)--99.39%
  (Cost $1,544,659,871)                                                                      2,379,302,538
===========================================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.82%

Liquid Assets Portfolio-Institutional Class (f)(g)                          43,469,683          43,469,683
===========================================================================================================
    Total Money Market Funds (purchased with cash collateral
      from securities loaned)
      (Cost $43,469,683)                                                                        43,469,683
===========================================================================================================
TOTAL INVESTMENTS--101.21%
  (Cost $1,588,129,554)                                                                      2,422,772,221
===========================================================================================================
OTHER ASSETS LESS LIABILITIES--(1.21)%                                                         (28,981,190)
===========================================================================================================
NET ASSETS--100.00%                                                                      $   2,393,791,031
___________________________________________________________________________________________________________
===========================================================================================================


Investment Abbreviations:

ADR   --American Depositary Receipt

Pfd.  --Preferred


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $1,469,418,248, which represented 61.38% of the Fund's Net Assets. See
      Note 1A.

(b)   All or a portion of this security was out on loan at July 31, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at July 31, 2006 represented 0.55% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(d)   Non-income producing security.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM INTERNATIONAL GROWTH FUND

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM INTERNATIONAL GROWTH FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                               CHANGE IN
                                                               UNREALIZED                              REALIZED
                    VALUE        PURCHASES      PROCEEDS      APPRECIATION     VALUE      DIVIDEND       GAIN
FUND               10/31/05       AT COST      FROM SALES    (DEPRECIATION)   07/31/06     INCOME       (LOSS)
---------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $ 8,233,242    $244,302,411  $(216,740,844)  $        --    $35,794,809  $1,401,708   $    --
---------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                    --      69,469,840    (33,675,031)           --     35,794,809     209,865        --
---------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class             8,233,242     232,111,878   (240,345,120)           --             --   1,197,797        --
===============================================================================================================
   SUBTOTAL     $16,466,484    $545,884,129  $(490,760,995)  $        --    $71,589,618  $2,809,370   $    --
_______________________________________________________________________________________________________________
===============================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                  CHANGE IN
                                                                  UNREALIZED                           REALIZED
                    VALUE        PURCHASES        PROCEEDS       APPRECIATION     VALUE       DIVIDEND   GAIN
FUND              10/31/05        AT COST        FROM SALES     (DEPRECIATION)   07/31/06      INCOME*  (LOSS)
---------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $ 80,692,180   $ 692,280,445  $  (729,502,942)  $        --    $ 43,469,683  $1,014,363 $    --
===============================================================================================================
   TOTAL        $ 97,158,664  $1,238,164,574  $(1,220,263,937)  $        --    $115,059,301  $3,823,733 $    --
_______________________________________________________________________________________________________________
===============================================================================================================

* Net of compensation to counterparties.

AIM INTERNATIONAL GROWTH FUND


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

         At July 31, 2006, securities with an aggregate value of $41,232,620 were on loan to brokers. The loans were secured by cash collateral of $43,469,683 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $1,014,363 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $655,089,840 and $619,176,450, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                 $845,540,895
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (16,091,002)
========================================================================================
Net unrealized appreciation of investment securities                       $829,449,893
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,593,322,328.

                       AIM INTERNATIONAL CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--




AIMinvestments.com                I-ICE-QTR-1   7/06        A I M Advisors, Inc.

AIM INTERNATIONAL CORE EQUITY FUND


SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)



                                                                               SHARES                       VALUE
----------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--97.09%

AUSTRALIA--1.41%

National Australia Bank Ltd. (Diversified Banks) (a)(b)                       198,400             $         5,431,519
======================================================================================================================
BELGIUM--1.30%

Belgacom (Integrated Telecommunication Services)                              148,000                       4,996,338
======================================================================================================================
CANADA--1.41%

BCE Inc. (Integrated Telecommunication Services) (a)                          109,708                       2,502,265
----------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration & Production)                              54,000                       2,912,832
======================================================================================================================
                                                                                                            5,415,097
======================================================================================================================
CHINA--0.56%

China Life Insurance Co., Ltd. -ADR (Life & Health
  Insurance) (a)                                                               31,700                       2,141,335
======================================================================================================================
DENMARK--1.39%

Danske Bank A.S. (Diversified Banks)                                          139,900                       5,364,603
======================================================================================================================
FINLAND--5.34%

Nokia Oyj (Communications Equipment) (b)                                      465,000                       9,235,405
----------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj -Class R (Paper Products) (b)                                  327,000                       4,838,995
----------------------------------------------------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products) (b)                                          291,000                       6,475,268
======================================================================================================================
                                                                                                           20,549,668
======================================================================================================================
FRANCE--6.98%

Compagnie Generale des Etablissements Michelin -Class
  B (Tires & Rubber) (a)(b)                                                    78,600                       4,771,228
----------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks) (a)(b)                               134,000                       5,392,371
----------------------------------------------------------------------------------------------------------------------
Societe Generale -ADR (Diversified Banks) (c)                                 185,700                       5,535,847
----------------------------------------------------------------------------------------------------------------------
Thomson (Consumer Electronics) (a)(b)                                         236,400                       3,973,125
----------------------------------------------------------------------------------------------------------------------
Total S.A. -ADR (Integrated Oil & Gas)                                        105,400                       7,191,442
======================================================================================================================
                                                                                                           26,864,013
======================================================================================================================
GERMANY--2.77%

BASF A.G. (Diversified Chemicals) (b)                                          69,450                       5,590,953
----------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers) (b)                                                           98,700                       5,096,114
======================================================================================================================
                                                                                                           10,687,067
======================================================================================================================


                                                                               SHARES                       VALUE
----------------------------------------------------------------------------------------------------------------------
HONG KONG--1.94%

Cheung Kong (Holdings) Ltd. (Real Estate Management &
  Development) (b)                                                            308,000             $         3,336,557
----------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates)
  (a)(b)                                                                      453,100                       4,132,001
======================================================================================================================
                                                                                                            7,468,558
======================================================================================================================
ITALY--1.96%

Eni S.p.A -ADR (Integrated Oil & Gas)                                         123,002                       7,549,863
======================================================================================================================
JAPAN--19.07%

Canon Inc. (Office Electronics)                                               183,600                       8,823,690
----------------------------------------------------------------------------------------------------------------------
East Japan Railway Co. (Railroads) (b)                                            600                       4,456,013
----------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic Products) (b)                         185,600                       6,227,127
----------------------------------------------------------------------------------------------------------------------
Kao Corp. (Household Products) (b)                                            124,000                       3,218,920
----------------------------------------------------------------------------------------------------------------------
NEC Electronics Corp. (Semiconductors) (a)(b)(d)                               40,800                       1,242,198
----------------------------------------------------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment Software)                               21,200                       3,958,936
----------------------------------------------------------------------------------------------------------------------
Nippon Telegraph and Telephone Corp. (Integrated
  Telecommunication Services) (b)                                                 912                       4,743,924
----------------------------------------------------------------------------------------------------------------------
NOK Corp. (Auto Parts & Equipment) (a)(b)                                     121,600                       3,168,540
----------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc. (Investment Banking & Brokerage)                        320,900                       5,695,870
----------------------------------------------------------------------------------------------------------------------
Seven & I Holdings Co., Ltd. (Food Retail) (a)(b)                              84,700                       2,948,240
----------------------------------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Specialty Chemicals) (b)                         91,500                       5,285,035
----------------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery) (b)                                           39,400                       5,029,596
----------------------------------------------------------------------------------------------------------------------
Sony Corp. -ADR (Consumer Electronics)                                        157,600                       7,248,024
----------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals) (b)                          124,800                       8,044,008
----------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers) (b)                              63,400                       3,336,090
======================================================================================================================
                                                                                                           73,426,211
======================================================================================================================
MEXICO--2.04%

Fomento Economico Mexicano, S.A. de C.V. -ADR (Soft
  Drinks)                                                                      37,200                       3,266,160
----------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V. -Series L -ADR
  (Integrated Telecommunication Services)                                     195,100                       4,573,144
======================================================================================================================
                                                                                                            7,839,304
======================================================================================================================
NETHERLANDS--8.68%

Aegon N.V. (Life & Health Insurance) (b)                                      523,600                       8,891,769
----------------------------------------------------------------------------------------------------------------------
Heineken N.V. (Brewers)                                                       156,500                       7,358,225
----------------------------------------------------------------------------------------------------------------------

AIM INTERNATIONAL CORE EQUITY FUND



                                                                               SHARES                       VALUE
----------------------------------------------------------------------------------------------------------------------
NETHERLANDS--(CONTINUED)

ING Groep N.V. -ADR (Other Diversified Financial
  Services)                                                                   132,000             $         5,346,000
----------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V. -New York
  Shares (Consumer Electronics)                                               106,150                       3,495,520
----------------------------------------------------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics) (b)                                        232,650                       8,317,937
======================================================================================================================
                                                                                                           33,409,451
======================================================================================================================
NORWAY--0.72%

Statoil A.S.A. (Integrated Oil & Gas) (b)                                      92,100                       2,756,277
======================================================================================================================
SOUTH KOREA--3.28%

Kookmin Bank (Diversified Banks) (b)                                           57,400                       4,967,702
----------------------------------------------------------------------------------------------------------------------
Korea Electric Power Corp. -ADR (Electric Utilities)                          126,500                       2,421,210
----------------------------------------------------------------------------------------------------------------------
KT Corp. -ADR (Integrated Telecommunication Services)                         243,000                       5,241,510
======================================================================================================================
                                                                                                           12,630,422
======================================================================================================================
SPAIN--0.91%

Repsol YPF, S.A. -ADR (Integrated Oil & Gas)                                  124,300                       3,513,961
======================================================================================================================
SWEDEN--1.26%

Nordea Bank A.B. (Diversified Banks)                                          388,500                       4,864,132
======================================================================================================================
SWITZERLAND--9.51%

Credit Suisse Group (Diversified Capital Markets)                             119,600                       6,700,321
----------------------------------------------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats) (a)(b)                                    31,143                      10,210,187
----------------------------------------------------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)                                               173,300                       9,842,511
----------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals) (a)(b)                                    15,400                       2,741,385
----------------------------------------------------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line Insurance) (b)                      31,650                       7,109,814
======================================================================================================================
                                                                                                           36,604,218
======================================================================================================================
TAIWAN--0.53%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR
  (Semiconductors)                                                            235,568                       2,042,374
======================================================================================================================
UNITED KINGDOM--26.03%

Anglo American PLC (Diversified Metals & Mining) (b)                          124,500                       5,233,092
----------------------------------------------------------------------------------------------------------------------
BAE Systems PLC (Aerospace & Defense) (b)                                   1,221,500                       8,156,324
----------------------------------------------------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas) (b)                                             280,000                       3,384,360
----------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods & Meats)                                397,200                       3,884,107
----------------------------------------------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                                            362,400                       6,370,053
----------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)                                         385,900                      10,675,669
----------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC -ADR (Diversified Banks)                                     95,470                       8,683,951
----------------------------------------------------------------------------------------------------------------------
Kingfisher PLC (Home Improvement Retail)                                    1,301,500                       5,944,130
----------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)                                      778,600                       7,839,140
----------------------------------------------------------------------------------------------------------------------
Morrison (William) Supermarkets PLC (Food Retail) (b)                       1,665,100                       6,364,358
----------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing) (b)                                            685,600                       6,842,336
----------------------------------------------------------------------------------------------------------------------



                                                                               SHARES                       VALUE
----------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)

Royal Bank of Scotland Group PLC (Diversified Banks)
  (b)                                                                         381,200             $        12,411,671
----------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC -ADR (Integrated Oil & Gas)                              93,350                       6,609,180
----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication
  Services) (b)                                                             3,600,450                       7,826,205
======================================================================================================================
                                                                                                          100,224,576
======================================================================================================================
    Total Foreign Stocks & Other Equity Interests
      (Cost $284,926,065)                                                                                 373,778,987
======================================================================================================================
MONEY MARKET FUNDS--2.31%

Liquid Assets Portfolio-Institutional Class (e)                             4,442,672                       4,442,672
----------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (e)                                   4,442,673                       4,442,673
======================================================================================================================
    Total Money Market Funds
      (Cost $8,885,345)                                                                                     8,885,345
======================================================================================================================
Total Investments (excluding investments purchased with
  cash collateral from securities loaned)--99.40%
  (Cost $293,811,410)                                                                                     382,664,332
======================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--6.89%

Premier Portfolio-Institutional Class (e)(f)                               26,543,263                      26,543,263
======================================================================================================================
    Total Money Market Funds (purchased with cash collateral from securities loaned)
      (Cost $26,543,263)                                                                                   26,543,263
======================================================================================================================
TOTAL INVESTMENTS--106.29%
  (Cost $320,354,673)                                                                                     409,207,595
======================================================================================================================
OTHER ASSETS LESS LIABILITIES--(6.29)%                                                                   (24,215,789)
======================================================================================================================
NET ASSETS--100.00%                                                                                 $      384,991,806
______________________________________________________________________________________________________________________
======================================================================================================================

Investment Abbreviations:

ADR  --American Depositary Receipt

Notes to Schedule of Investments:

(a)   All or a portion of this security was out on loan at July 31, 2006.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $201,186,644, which represented 52.26% of the Fund's Net Assets. See Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at July 31, 2006 represented 1.44% of the Fund's Net Assets. See Note 1A.

(d)   Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM INTERNATIONAL CORE EQUITY FUND

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the

AIM INTERNATIONAL CORE EQUITY FUND


      Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                               CHANGE IN
                                                               UNREALIZED                              REALIZED
                     VALUE     PURCHASES       PROCEEDS       APPRECIATION      VALUE       DIVIDEND     GAIN
FUND               10/31/05     AT COST       FROM SALES     (DEPRECIATION)    07/31/06      INCOME     (LOSS)
---------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class          $        --   $ 8,270,197     $ (3,827,525)     $     --        $4,442,672  $ 17,392  $     --
---------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           10,682,350    75,657,698      (81,897,375)           --         4,442,673   398,108        --
===============================================================================================================
   SUBTOTAL    $10,682,350   $83,927,895     $(85,724,900)     $     --        $8,885,345  $415,500  $     --
_______________________________________________________________________________________________________________
===============================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                             CHANGE IN
                                                             UNREALIZED                               REALIZED
                     VALUE     PURCHASES      PROCEEDS      APPRECIATION      VALUE      DIVIDEND       GAIN
FUND               10/31/05     AT COST      FROM SALES    (DEPRECIATION)    07/31/06     INCOME*      (LOSS)
---------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class          $17,969,344   $179,232,643   $(170,658,724)  $      --      $26,543,263   $223,158   $     --
===============================================================================================================
   TOTAL       $28,651,694   $263,160,538   $(256,383,624)  $      --      $35,428,608   $638,658   $     --
_______________________________________________________________________________________________________________
===============================================================================================================

* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

         At July 31, 2006, securities with an aggregate value of $25,087,097 were on loan to brokers. The loans were secured by cash collateral of $26,543,263 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $223,158 for securities lending transactions, which are net of compensation to counterparties.

AIM INTERNATIONAL CORE EQUITY FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $109,965,824 and $55,105,852, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                   $89,729,299
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (6,080,600)
========================================================================================
Net unrealized appreciation of investment securities                         $83,648,699
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $325,558,896.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.